Profit/(loss) from discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Profit loss from discontinued operating [Abstract]
Disclosure of detailed information about profit loss from discontinued operating service division [Table Text Block]

(Million euro)	2024	2023	2022
Revenue	—	—	2
Operating profit/(loss)	14	28	9
Net financial income/(expense)	—	(15)	(1)
Share of profits of equity-accounted companies	—	—	5
Consolidated profit/(loss) before tax	14	13	13
Corporate income tax	—	3	(10)
Profit/(loss) after tax	14	16	3
Profit/(loss) for the year attributed to non- controlling interests	—	—	—
Profit/(loss) for the year attributed to the parent company	14	16	3
Adjustments to discontinued operations	—	—	61
Profit/(loss) from discontinued operations	14	16	64